PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG INCOME FUNDS
                                 ADVISOR CLASS

                                STRONG BOND FUND
                           STRONG CORPORATE BOND FUND
                       STRONG GOVERNMENT SECURITIES FUND
                          STRONG HIGH-YIELD BOND FUND
                          STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND


              Supplement to the Prospectus dated February 29, 2000

Effective immediately, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.


            The date of this Prospectus Supplement is May 19, 2000.




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